Derivatives	12 Months Ended
Dec. 31, 2022
Derivatives
Derivatives
7.	Derivatives

The following table summarizes the company’s derivative financial instruments:

	December 31, 2022				December 31, 2021
	Notional		Fair value		Notional		Fair value
	amount	Cost	Assets	Liabilities	amount	Cost	Assets	Liabilities
Equity derivative contracts(1)	1,946.5	68.0	258.1	19.4	1,728.9	113.9	355.3	3.8
RiverStone Barbados AVLNs (note 23)	517.5	—	30.7	—	1,250.1	—	103.8	—
Foreign currency derivative contracts(2)	—	—	49.0	106.8	—	—	58.4	77.4
Other derivative contracts	—	289.8	130.0	64.8	—	263.3	64.3	71.7
Total			467.8	191.0			581.8	152.9
(1)	Includes the company’s investment in Atlas warrants with a fair value at December 31, 2022 of $13.5 (December 31, 2021 - $200.1), which were subsequently exercised on January 12, 2023 as described in note 6.
(2)	Includes AGT’s foreign currency forward and swap liabilities with a fair value at December 31, 2022 of $56.2 (December 31, 2021 - $47.6).

The company is exposed to significant market risk (comprised of foreign currency risk, interest rate risk and other price risk) through its investing activities. Derivative contracts entered into by the company, with limited exceptions, are considered investments or economic hedges and are not designated as hedges for financial reporting.

Equity derivative contracts

Long equity total return swaps

During 2022 the company entered into $217.4 notional amount of long equity total return swaps for investment purposes. At December 31, 2022 the company held long equity total return swaps on individual equities for investment purposes with an original notional amount of $1,012.6 (December 31, 2021 - $866.2), which included an aggregate of 1,964,155 Fairfax subordinate voting shares with an original notional amount of $732.5 (Cdn$935.0) or approximately $372.96 (Cdn $476.03) per share at December 31, 2022 and 2021.

During 2022 the long equity total return swaps on Fairfax subordinate voting shares produced net gains of $255.4 (2021 - $222.7). Long equity total return swaps provide a return which is directly correlated to changes in the fair values of the underlying individual equities.

During 2022 the company received net cash of $238.2 (2021 - $439.6) in connection with the closures and reset provisions of its long equity total return swaps (excluding the impact of collateral requirements). During 2022 the company closed out $63.0 notional amount (2021 - $1,876.7) of its long equity total return swaps and recorded net realized losses on investments of $8.1 (2021 -net realized gains of $243.0).

RiverStone Barbados Asset Value Loan Notes

Pursuant to the sale of RiverStone Barbados in 2021 as described in note 23, the company, through financial instruments referred to as AVLNs, had guaranteed the then value of approximately $1.3 billion of certain securities held by the purchaser and certain affiliates thereof until such time that the securities are purchased by or sold at the direction of Hamblin Watsa, prior to the end of 2022. Should the company direct that the securities be sold, any difference between their fair value and guaranteed value will be settled in cash. On July 5, 2022 AVLNs with a guaranteed value of $543.4 were amended such that the underlying securities must be purchased by or sold at the direction of Hamblin Watsa prior to the end of 2023. The remainder of the AVLNs were unchanged and during 2022 all securities that were required to be purchased by or sold at the direction of Hamblin Watsa prior to the end of 2022 pursuant to the terms of the amended agreement were re-acquired, and in addition, certain of the amended AVLNs were purchased in the second half of 2022. At December 31, 2022 the fair value of the AVLNs was a derivative asset of $30.7 (December 31, 2021 – $103.8), with a remaining guaranteed value of $486.8.

Foreign currency derivative contracts

Foreign currency forward contracts

Long and short foreign currency forward contracts, primarily denominated in the euro, the British pound sterling and the Canadian dollar, are used to manage certain foreign currency exposures arising from foreign currency denominated transactions. These contracts have an average term to maturity of less than one year and may be renewed at market rates.

Other derivative contracts

U.S. treasury bond forward contracts

To reduce its exposure to interest rate risk (primarily exposure to certain long dated U.S. corporate bonds and U.S. state and municipal bonds held in its fixed income portfolio), the company held forward contracts to sell long dated U.S. treasury bonds with a notional amount at December 31, 2022 of $183.7 (December 31, 2021 - $1,691.3). The decrease in U.S. treasury bond forward contracts held primarily reflected the closing of certain contracts as interest rates increased during the second half of 2022 and from the corresponding decrease in the company’s exposure to certain U.S. corporate bonds from sales completed in late 2021. These contracts have an average term to maturity of less than six months, and may be renewed at market rates. During 2022 the company recorded net gains on investments of $162.4 (2021 - $25.7) on its U.S. treasury bond forward contracts.

Counterparty collateral

Collateral deposits on derivative contracts for the benefit of the company

The company endeavours to limit counterparty risk through diligent selection of counterparties to its derivative contracts and through the terms of negotiated agreements. The fair value of collateral deposited for the benefit of the company at December 31, 2022 consisted of cash of $9.5 and government securities of $274.9 (December 31, 2021 - $14.3 and $125.7). The cash is recorded on the consolidated balance sheet in subsidiary cash and short term investments with a corresponding liability recorded in accounts payable and accrued liabilities. The company had not exercised its right to sell or repledge collateral at December 31, 2022. The company’s exposure to counterparty risk and the management thereof are discussed in note 24.

Collateral deposits on derivative contracts for the benefit of the derivative counterparties

At December 31, 2022 the fair value of collateral deposited for the benefit of derivative counterparties included in holding company cash and investments and in assets pledged for derivative obligations was $155.9 (December 31, 2021 - $230.5), comprised of collateral of $124.8 (December 31, 2021 - $221.2) required to be deposited to enter into such derivative contracts (principally related to total return swaps), and collateral of $31.1 (December 31, 2021 - $9.3) securing amounts owed to counterparties in respect of fair value changes since the most recent reset date.

Hedge of net investment in Canadian subsidiaries

At December 31, 2022 the company had designated the carrying value of Cdn$2,800.0 principal amount of its Canadian dollar denominated unsecured senior notes with a fair value of $1,926.8 (December 31, 2021 – principal amount of Cdn$2,800.0 with a fair value of $2,364.6) as a hedge of a portion of its net investment in subsidiaries with a Canadian dollar functional currency. During 2022 the company recognized pre-tax gains of $149.5 (2021 - pre-tax losses of $16.7) related to exchange rate movements on the Canadian dollar denominated unsecured senior notes in gains (losses) on hedge of net investment in Canadian subsidiaries in the consolidated statement of comprehensive income.

Hedge of net investment in European operations

At December 31, 2022 the company had designated the carrying value of €750.0 principal amount of its euro denominated unsecured senior notes with a fair value of $698.3 (December 31, 2021 – principal amount of €750.0 with a fair value of $926.3) as a hedge of its net investment in European operations with a euro functional currency. During 2022 the company recognized pre-tax gains of $51.8 (2021 – $63.9) related to exchange rate movements on the euro denominated unsecured senior notes in gains on hedge of net investment in European operations in the consolidated statement of comprehensive income.